LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES
LEASE LIABILITIES

13.LEASE LIABILITIES

	December 31, 2022	December 31, 2021
	$	$
Opening balance	2,323	1,076
New liabilities and modifications of leases	880	1,670
Lease write off	—	(15)
Principal repayment	(386)	(408)
Ending balance	2,817	2,323
Current portion	431	329
Non-current portion	2,386	1,994

The Company also has certain leases of assets with lease terms of 12 months or less. The Company applies the short-term lease recognition exemptions for these leases. The expenses related to short term leases were $629 for the year ended December 31, 2022 ($339 in 2021).